Comparative Figures - Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of consolidated statement of cash flows [line items]
Increase decrease in cash and cash equivalents	$ 2,198	$ 84
Previously reported [member]
Disclosure of consolidated statement of cash flows [line items]
Pension and other post-retirement benefits		64
Net undistributed earnings of equity-accounted investees		(1)
Asset retirement obligations and accrued environmental costs		7
Other long-term liabilities and miscellaneous		21
Increase decrease in cash and cash equivalents		91
Reclassification Amounts [member]
Disclosure of consolidated statement of cash flows [line items]
Pension and other post-retirement benefits		(64)
Net undistributed earnings of equity-accounted investees		1
Asset retirement obligations and accrued environmental costs		(7)
Other long-term liabilities and miscellaneous		70
Reported after Reclassifications [member]
Disclosure of consolidated statement of cash flows [line items]
Other long-term liabilities and miscellaneous		91
Increase decrease in cash and cash equivalents		$ 91